UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-08299
                                                     ---------

                  Oppenheimer International Small Company Fund
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                      Date of reporting period: 11/30/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS--100.4%
--------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.6%
--------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.0%
Azure Dynamics Corp. 1,2,3                                                21,000,000   $      6,930,347
--------------------------------------------------------------------------------------------------------
Westport Innovations, Inc. 1,3                                             2,225,000          6,052,303
--------------------------------------------------------------------------------------------------------
Westport Innovations, Inc. 1,3                                             6,775,000         18,428,921
                                                                                       -----------------
                                                                                             31,411,571
--------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--2.4%
Educomp Solutions Ltd.                                                       750,000         68,203,599
--------------------------------------------------------------------------------------------------------
Shinwa Art Auction Co. Ltd. 3                                                  5,000          8,549,395
                                                                                       -----------------
                                                                                             76,752,994
--------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.5%
Home Inns & Hotels Management, Inc., ADR 1                                   390,000         15,670,200
--------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.2%
Gafisa SA                                                                  2,000,000         37,318,012
--------------------------------------------------------------------------------------------------------
MEDIA--1.9%
Immersive Media Corp. 1,3                                                  2,000,000          2,540,127
--------------------------------------------------------------------------------------------------------
PVR Ltd. 3                                                                 2,000,000         14,159,908
--------------------------------------------------------------------------------------------------------
Village Roadshow Ltd.                                                      5,000,000         13,114,783
--------------------------------------------------------------------------------------------------------
Village Roadshow Ltd., Cl. A, Preference                                   5,000,000         13,026,468
--------------------------------------------------------------------------------------------------------
Xinhua Finance Ltd. 1,3                                                       35,000          8,171,646
--------------------------------------------------------------------------------------------------------
Xinhua Finance Ltd., Sponsored ADR 1,3                                     4,000,000          9,200,000
                                                                                       -----------------
                                                                                             60,212,932
--------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.5%
Robinson Department Store Public Co. Ltd.                                 50,000,000         16,101,632
--------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.1%
Point, Inc.                                                                1,250,000         65,697,701
--------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.5%
--------------------------------------------------------------------------------------------------------
BEVERAGES--1.6%
United Breweries Ltd.                                                      6,000,000         50,172,871
--------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.9%
Wumart Stores, Inc. 3                                                     30,000,000         28,705,553
--------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
China Vanguard Group Ltd. 1,3                                            165,000,000         18,225,136
--------------------------------------------------------------------------------------------------------
Crown Confectionery Co. Ltd. 3                                               110,000         11,822,179
                                                                                       -----------------
                                                                                             30,047,315
--------------------------------------------------------------------------------------------------------
ENERGY--22.2%
--------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.7%
MODEC, Inc.                                                                  500,000         16,701,003
--------------------------------------------------------------------------------------------------------
Sikanni Services Ltd. 1,3,4                                               10,000,000          2,300,115
--------------------------------------------------------------------------------------------------------
Trican Well Service Ltd.                                                   2,000,000         34,101,705
                                                                                       -----------------
                                                                                             53,102,823
--------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--20.5%
Addax Petroleum Corp. 4                                                    1,500,000         64,668,234
--------------------------------------------------------------------------------------------------------
AED Oil Ltd. 1                                                             5,000,000         19,270,138
--------------------------------------------------------------------------------------------------------
Australian Worldwide Exploration Ltd. 1                                   18,000,000         53,730,869
--------------------------------------------------------------------------------------------------------


                1 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
--------------------------------------------------------------------------------------------------------
Calvalley Petroleum, Inc., Cl. A 1,3                                       8,000,000   $     44,722,236
--------------------------------------------------------------------------------------------------------
Canoro Resources Ltd. 1                                                    1,462,700          2,559,853
--------------------------------------------------------------------------------------------------------
CGX Energy, Inc. 1                                                           100,000            324,000
--------------------------------------------------------------------------------------------------------
CGX Energy, Inc. 1,4                                                       4,400,000         13,258,080
--------------------------------------------------------------------------------------------------------
Corridor Resources, Inc. 1                                                 2,500,000         26,376,319
--------------------------------------------------------------------------------------------------------
Culane Energy Corp. 1,3                                                    2,000,000         13,220,661
--------------------------------------------------------------------------------------------------------
Det Norske Oljeselskap ASA 1                                              30,000,000         54,029,205
--------------------------------------------------------------------------------------------------------
Gulf Keystone Petroleum Ltd. 1,3                                          21,500,000         15,028,783
--------------------------------------------------------------------------------------------------------
Heritage Oil Corp. 1                                                         500,000         25,886,294
--------------------------------------------------------------------------------------------------------
Imperial Energy Corp. plc 1                                                1,750,000         50,478,002
--------------------------------------------------------------------------------------------------------
Max Petroleum plc 1                                                        9,000,000         14,617,599
--------------------------------------------------------------------------------------------------------
Nido Petroleum Ltd. 1,3                                                   60,000,000         14,696,770
--------------------------------------------------------------------------------------------------------
Paladin Energy Ltd. 1                                                      7,000,000         42,467,839
--------------------------------------------------------------------------------------------------------
Pan Orient Energy Corp. 1                                                    225,000          2,225,361
--------------------------------------------------------------------------------------------------------
Pan Orient Energy Corp. 1                                                    775,000          7,041,713
--------------------------------------------------------------------------------------------------------
Petro Rubiales Energy Corp. 1,3                                            5,000,559          6,000,971
--------------------------------------------------------------------------------------------------------
Petro Rubiales Energy Corp. 1,2,3                                         38,999,441         46,801,669
--------------------------------------------------------------------------------------------------------
Petrolifera Petroleum Ltd. 1,3                                             4,349,900         45,241,222
--------------------------------------------------------------------------------------------------------
Sibir Energy plc                                                           1,000,000         11,287,007
--------------------------------------------------------------------------------------------------------
Tanganyika Oil Co. Ltd. 1                                                  2,500,000         38,928,317
--------------------------------------------------------------------------------------------------------
Western Prospector Group Ltd. 1,3                                          4,000,000          5,400,270
--------------------------------------------------------------------------------------------------------
WesternZagros Resources Ltd. 1,3                                          13,000,000         28,991,450
                                                                                       -----------------
                                                                                            647,252,862
--------------------------------------------------------------------------------------------------------
FINANCIALS--15.6%
--------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.5%
RISA Partners, Inc. 3                                                         19,000         47,812,234
--------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.9%
Banco Sofisa SA 1                                                          4,000,000         32,576,561
--------------------------------------------------------------------------------------------------------
Development Credit Bank Ltd. 1                                             7,000,000         25,641,640
--------------------------------------------------------------------------------------------------------
Karnataka Bank Ltd.                                                        6,000,000         31,760,252
--------------------------------------------------------------------------------------------------------
Vozrozhdenie Bank 2                                                          500,000         32,700,000
                                                                                       -----------------
                                                                                            122,678,453
--------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.3%
Arques Industries AG 3                                                     2,000,000         79,087,119
--------------------------------------------------------------------------------------------------------
Fidec Corp. 3                                                                 12,500         17,617,197
--------------------------------------------------------------------------------------------------------
World Energy Solutions, Inc. 1,3                                           6,000,000          7,050,353
                                                                                       -----------------
                                                                                            103,754,669
--------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--6.9%
Arealink Co. Ltd.                                                             40,000         16,922,433
--------------------------------------------------------------------------------------------------------
Funai Zaisan Consultants Co. Ltd. 3                                           10,000         19,259,326
--------------------------------------------------------------------------------------------------------
Ishaan Real Estate plc 1                                                  10,000,000         20,970,395
--------------------------------------------------------------------------------------------------------
Kenedix, Inc. 3                                                               40,000         75,928,046
--------------------------------------------------------------------------------------------------------


                2 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT CONTINUED
--------------------------------------------------------------------------------------------------------
Klabin Segall SA 3                                                         3,000,000   $     23,428,348
--------------------------------------------------------------------------------------------------------
Shenzhen Investment Ltd.                                                  58,008,000         44,314,657
--------------------------------------------------------------------------------------------------------
SURUGA Corp.                                                               1,000,000         19,053,841
                                                                                       -----------------
                                                                                            219,877,046
--------------------------------------------------------------------------------------------------------
HEALTH CARE--0.6%
--------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Norwood Immunology Ltd. 1,2,3                                             14,500,000          1,714,124
--------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.5%
Apollo Hospitals Enterprise Ltd.                                           1,500,000         18,304,732
--------------------------------------------------------------------------------------------------------
INDUSTRIALS--9.0%
--------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.1%
Allen-Vanguard Corp. 1                                                     4,050,000         34,629,231
--------------------------------------------------------------------------------------------------------
Atlantis Systems Corp. 1                                                   1,200,000            264,013
                                                                                       -----------------
                                                                                             34,893,244
--------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.9%
Mobilians Co. Ltd. 3                                                       1,554,094          8,553,544
--------------------------------------------------------------------------------------------------------
Wirecard AG 1                                                              3,000,000         50,384,025
                                                                                       -----------------
                                                                                             58,937,569
--------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--2.1%
Nagarjuna Construction Co. Ltd.                                            8,000,000         63,374,132
--------------------------------------------------------------------------------------------------------
PYI Corp. Ltd.                                                            10,000,000          4,315,466
                                                                                       -----------------
                                                                                             67,689,598
--------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.9%
Beijing Enterprises Holdings Ltd.                                         12,000,000         60,516,413
--------------------------------------------------------------------------------------------------------
MACHINERY--0.2%
Fong's Industries Co. Ltd.                                                 8,650,000          5,277,134
--------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.8%
Uranium Participation Corp. 1,3                                            5,000,000         56,602,830
--------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--13.9%
--------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--6.7%
Danal Co. Ltd. 1,3                                                         2,300,000         11,678,095
--------------------------------------------------------------------------------------------------------
Kaboose, Inc. 1,3                                                          8,000,000         21,361,068
--------------------------------------------------------------------------------------------------------
Kaboose, Inc. 1,3                                                          1,000,000          2,670,134
--------------------------------------------------------------------------------------------------------
Macromill, Inc. 3                                                             10,000         14,966,464
--------------------------------------------------------------------------------------------------------
mixi, Inc. 1                                                                   4,000         69,117,581
--------------------------------------------------------------------------------------------------------
Opera Software ASA 1,3                                                    18,000,000         43,482,964
--------------------------------------------------------------------------------------------------------
SK Communications Co. Ltd. 1                                               1,250,000         46,407,472
--------------------------------------------------------------------------------------------------------
Stockgroup Information Systems, Inc. 1,2,3                                 3,000,000          1,860,093
                                                                                       -----------------
                                                                                            211,543,871
--------------------------------------------------------------------------------------------------------
IT SERVICES--2.0%
Travelsky Technology Ltd., Cl. H 3                                        60,000,000         65,213,730
--------------------------------------------------------------------------------------------------------
SOFTWARE--5.2%
Absolute Software Corp. 1,3                                                2,000,000         76,963,848
--------------------------------------------------------------------------------------------------------
Duzon Digital Ware Co. Ltd. 3                                              1,160,400         20,007,408
--------------------------------------------------------------------------------------------------------


                3 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
--------------------------------------------------------------------------------------------------------
Enablence Technologies, Inc. 1,3                                          12,000,000   $     26,401,320
--------------------------------------------------------------------------------------------------------
Tanla Solutions Ltd.                                                       2,000,000         35,416,512
--------------------------------------------------------------------------------------------------------
Zaio Corp. 1,3                                                             2,000,000          3,100,155
--------------------------------------------------------------------------------------------------------
Zaio Corp. 1,3,4                                                           1,000,000          1,550,078
                                                                                       -----------------
                                                                                            163,439,321
--------------------------------------------------------------------------------------------------------
MATERIALS--23.3%
--------------------------------------------------------------------------------------------------------
CHEMICALS--0.1%
Allen-Vanguard Corp. 1                                                       200,000          1,710,086
--------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.6%
India Cements Ltd.                                                         7,000,000         52,237,224
--------------------------------------------------------------------------------------------------------
METALS & MINING--21.6%
Anvil Mining Ltd. 1,3                                                      4,500,000         74,703,735
--------------------------------------------------------------------------------------------------------
Avoca Resources Ltd. 1                                                     8,000,000         17,092,302
--------------------------------------------------------------------------------------------------------
Central African Mining & Exploration Co. plc 1                            60,000,000         49,650,493
--------------------------------------------------------------------------------------------------------
First Quantum Minerals Ltd.                                                  750,000         71,253,563
--------------------------------------------------------------------------------------------------------
Forsys Metals Corp. 1                                                      3,000,000         11,010,551
--------------------------------------------------------------------------------------------------------
HudBay Minerals, Inc. 1                                                    3,500,000         75,253,763
--------------------------------------------------------------------------------------------------------
Iluka Resources Ltd.                                                       2,059,334          7,912,754
--------------------------------------------------------------------------------------------------------
Ivernia, Inc. 1,3                                                          9,050,000         13,575,679
--------------------------------------------------------------------------------------------------------
Ivernia, Inc. 1,2,3                                                        3,200,000          4,800,240
--------------------------------------------------------------------------------------------------------
Kagara Zinc Ltd.                                                           9,000,000         50,838,495
--------------------------------------------------------------------------------------------------------
Lundin Mining Corp. 1                                                      6,000,000         58,742,937
--------------------------------------------------------------------------------------------------------
Minara Resources Ltd.                                                      8,000,000         44,323,021
--------------------------------------------------------------------------------------------------------
Mincor Resources NL                                                        6,500,000         25,783,745
--------------------------------------------------------------------------------------------------------
Mitsui Mining Co. Ltd. 1                                                  10,000,000         35,201,428
--------------------------------------------------------------------------------------------------------
Moly Mines Ltd. 1,3                                                        5,000,000         16,350,818
--------------------------------------------------------------------------------------------------------
OceanaGold Corp. 1                                                         1,693,000          4,116,984
--------------------------------------------------------------------------------------------------------
Olympus Pacific Minerals, Inc. 1,3                                        13,000,000          6,240,312
--------------------------------------------------------------------------------------------------------
Sally Malay Mining Ltd.                                                    5,000,000         22,891,951
--------------------------------------------------------------------------------------------------------
Sino Gold Ltd. 1                                                           7,000,000         43,404,970
--------------------------------------------------------------------------------------------------------
Thompson Creek Metals Co. 1                                                2,500,000         49,927,487
                                                                                       -----------------
                                                                                            683,075,228
--------------------------------------------------------------------------------------------------------
UTILITIES--2.7%
--------------------------------------------------------------------------------------------------------
GAS UTILITIES--2.7%
Xinao Gas Holdings Ltd.                                                   45,000,000         84,051,576
                                                                                       -----------------
Total Common Stocks (Cost $2,578,140,770)                                                 3,171,775,548

                                                                               UNITS
--------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.2%
--------------------------------------------------------------------------------------------------------
China Vanguard Group Ltd. Wts., Exp. 11/2/08 1                            22,000,000            370,154
--------------------------------------------------------------------------------------------------------
Petro Rubiales Energy Corp. Wts., Exp. 7/12/12 1,2                        11,999,720          5,400,144
--------------------------------------------------------------------------------------------------------
Sikanni Services Ltd. Wts., Exp. 9/30/08 1                                 5,000,000            263,338
                                                                                       -----------------
Total Rights, Warrants and Certificates (Cost $1,808,930)                                     6,033,636


                4 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
--------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.8%
--------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 4.98% 3,5
(Cost $27,182,492)                                                        27,182,492   $     27,182,492
--------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,607,132,192)                              101.4%     3,204,991,676
--------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                           (1.4)       (45,613,362)

                                                                          ------------------------------
NET ASSETS                                                                     100.0%  $  3,159,378,314
                                                                          ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid security. The aggregate value of illiquid securities as of November 30, 2007 was $100,206,617, which represents 3.17% of the Fund's net assets. See accompanying Notes.


                5 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES            GROSS           GROSS               SHARES
                                                        AUGUST 31, 2007        ADDITIONS      REDUCTIONS    NOVEMBER 30, 2007
-----------------------------------------------------------------------------------------------------------------------------
Absolute Software Corp.                                       2,000,000                -               -            2,000,000
Anvil Mining Ltd.                                             4,000,000          500,000               -            4,500,000
Arques Industries AG                                          1,750,000          250,000               -            2,000,000
Azure Dynamics Corp.                                         21,000,000                -               -           21,000,000
Calvalley Petroleum, Inc., Cl. A                              8,000,000                -               -            8,000,000
China Vanguard Group Ltd.                                   165,000,000                -               -          165,000,000
Crown Confectionary Co. Ltd.                                    110,000                -               -              110,000
Culane Energy Corp.                                           2,000,000                -               -            2,000,000
Danal Co. Ltd.                                                2,300,000                -               -            2,300,000
Duzon Digital Ware Co. Ltd.                                   1,200,000                -          39,600            1,160,400
Enablence Technologies, Inc.                                          -       24,000,000      12,000,000           12,000,000
Fidec Corp.                                                      11,000            1,500               -               12,500
Funai Zaisan Consultants Co. Ltd.                                 5,000            5,000 b             -               10,000
Gulf Keystone Petroleum Ltd.                                 21,500,000                -               -           21,500,000
Imaging Dynamics Co. Ltd.                                     2,000,000                -       2,000,000                    -
Imaging Dynamics Co. Ltd.                                     4,000,000                -       4,000,000                    -
Immersive Media Corp.                                         2,000,000                -               -            2,000,000
Ivernia, Inc.                                                 9,050,000                -               -            9,050,000
Ivernia, Inc.                                                 3,200,000                -               -            3,200,000
Kaboose, Inc.                                                 8,000,000                -               -            8,000,000
Kaboose, Inc.                                                 1,000,000                -               -            1,000,000
Kenedix, Inc.                                                    38,000            2,000               -               40,000
Klabin Segall SA                                              3,000,000                -               -            3,000,000
Macromill, Inc.                                                   8,000            2,000               -               10,000
Mobilians Co. Ltd.                                            1,554,094                -               -            1,554,094
Moly Mines Ltd.                                               5,000,000                -               -            5,000,000
Nido Petroleum Ltd.                                                   -       60,000,000               -           60,000,000
Norwood Immunology Ltd.                                      14,500,000                -               -           14,500,000
Olympus Pacific Minerals, Inc.                               13,000,000                -               -           13,000,000
Opera Software ASA                                           18,000,000                -               -           18,000,000
Oppenheimer Institutional Money Market Fund, Cl. E           27,040,128      465,456,730     465,314,366           27,182,492
Petro Rubiales Energy Corp.                                   5,000,559                -               -            5,000,559
Petro Rubiales Energy Corp.                                  38,999,441                -               -           38,999,441
Petrolifera Petroleum Ltd.                                    3,000,000        1,349,900               -            4,349,900
PVR Ltd.                                                      2,000,000                -               -            2,000,000
RISA Partners, Inc.                                              18,000            1,000               -               19,000
Shinwa Art Auction Co. Ltd.                                       5,000                -               -                5,000
Sikanni Services Ltd.                                        10,000,000                -               -           10,000,000
SK Communications Co. Ltd. (formerly Empas Corp.) a           1,250,000                -               -            1,250,000
Stockgroup Information Systems, Inc.                          3,000,000                -               -            3,000,000
Travelsky Technology Ltd., Cl. H                             60,000,000                -               -           60,000,000
Uranium Participation Corp.                                           -        5,000,000               -            5,000,000
Western Prospector Group Ltd.                                 2,500,000        1,500,000               -            4,000,000
WesternZagros Resources Ltd.                                          -       13,000,000               -           13,000,000
Westport Innovations, Inc.                                    1,784,800          440,200               -            2,225,000
Westport Innovations, Inc.                                    6,775,000                -               -            6,775,000
World Energy Solutions, Inc.                                  6,000,000                -               -            6,000,000
Wumart Stores, Inc.                                          24,000,000        6,000,000               -           30,000,000
Xinhua Finance Ltd.                                              35,000                -               -               35,000
Xinhua Finance Ltd., Sponsored ADR                            4,000,000                -               -            4,000,000
Zaio Corp.                                                    1,526,400          473,600               -            2,000,000
Zaio Corp.                                                    1,000,000                -               -            1,000,000


                6 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                DIVIDEND        REALIZED
                                                                  VALUE           INCOME     GAIN (LOSS)
--------------------------------------------------------------------------------------------------------
Absolute Software Corp.                                 $    76,963,848     $          -    $          -
Anvil Mining Ltd.                                            74,703,735                -               -
Arques Industries AG                                         79,087,119                -               -
Azure Dynamics Corp.                                          6,930,347                -               -
Calvalley Petroleum, Inc., Cl. A                             44,722,236                -               -
China Vanguard Group Ltd.                                    18,225,136                -               -
Crown Confectionary Co. Ltd.                                 11,822,179                -               -
Culane Energy Corp.                                          13,220,661                -               -
Danal Co. Ltd.                                               11,678,095                -               -
Duzon Digital Ware Co. Ltd.                                  20,007,408                -         362,771
Enablence Technologies, Inc.                                 26,401,320                -               -
Fidec Corp.                                                  17,617,197                -               -
Funai Zaisan Consultants Co. Ltd.                            19,259,326                -               -
Gulf Keystone Petroleum Ltd.                                 15,028,783                -               -
Imaging Dynamics Co. Ltd.                                             -                -      (2,150,939)
Imaging Dynamics Co. Ltd.                                             -                -      (5,728,588)
Immersive Media Corp.                                         2,540,127                -               -
Ivernia, Inc.                                                13,575,679                -               -
Ivernia, Inc.                                                 4,800,240                -               -
Kaboose, Inc.                                                21,361,068                -               -
Kaboose, Inc.                                                 2,670,134                -               -
Kenedix, Inc.                                                75,928,046                -               -
Klabin Segall SA                                             23,428,348                -               -
Macromill, Inc.                                              14,966,464                -               -
Mobilians Co. Ltd.                                            8,553,544                -               -
Moly Mines Ltd.                                              16,350,818                -               -
Nido Petroleum Ltd.                                          14,696,770                -               -
Norwood Immunology Ltd.                                       1,714,124                -               -
Olympus Pacific Minerals, Inc.                                6,240,312                -               -
Opera Software ASA                                           43,482,964                -               -
Oppenheimer Institutional Money Market Fund, Cl. E           27,182,492        1,172,447               -
Petro Rubiales Energy Corp.                                   6,000,971                -               -
Petro Rubiales Energy Corp.                                  46,801,669                -               -
Petrolifera Petroleum Ltd.                                   45,241,222                -               -
PVR Ltd.                                                     14,159,908                -               -
RISA Partners, Inc.                                          47,812,234                -               -
Shinwa Art Auction Co. Ltd.                                   8,549,395                -               -
Sikanni Services Ltd.                                         2,300,115                -               -
SK Communications Co. Ltd. (formerly Empas Corp.) a                   - c              -               -
Stockgroup Information Systems, Inc.                          1,860,093                -               -
Travelsky Technology Ltd., Cl. H                             65,213,730                -               -
Uranium Participation Corp.                                  56,602,830                -               -
Western Prospector Group Ltd.                                 5,400,270                -               -
WesternZagros Resources Ltd.                                 28,991,450                -               -
Westport Innovations, Inc.                                    6,052,303                -               -
Westport Innovations, Inc.                                   18,428,921                -               -
World Energy Solutions, Inc.                                  7,050,353                -               -
Wumart Stores, Inc.                                          28,705,553                -               -
Xinhua Finance Ltd.                                           8,171,646                -               -
Xinhua Finance Ltd., Sponsored ADR                            9,200,000                -               -
Zaio Corp.                                                    3,100,155                -               -
Zaio Corp.                                                    1,550,078                -               -
                                                        -------------------------------------------------
                                                        $ 1,124,351,416     $  1,172,447    $ (7,516,756)
                                                        =================================================

a. No longer an affiliate as of November 30, 2007.

b. All or a portion is the result of a corporate action.

c. The security is no longer an affiliate, therefore, the value has been excluded from this table.

4. Represents securities sold unter Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securitites have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $81,776,507 or 2.59% of the Fund's net assets as of November 30, 2007.


                7 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

5. Rate shown is the 7-day yield as of November 30, 2007.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                           VALUE   PERCENT
------------------------------------------------------------------------------
Canada                                              $ 1,047,335,126      32.7%
Japan                                                   424,198,295      13.2
Australia                                               389,021,907      12.1
India                                                   359,270,870      11.2
United Kingdom                                          163,746,403       5.1
Germany                                                 129,471,144       4.1
Cayman Islands                                          118,317,066       3.7
Hong Kong                                               110,108,204       3.4
Korea, Republic of South                                 98,468,698       3.1
Norway                                                   97,512,169       3.1
China                                                    93,919,283       2.9
Brazil                                                   93,322,921       2.9
Russia                                                   32,700,000       1.0
United States                                            27,182,492       0.9
Thailand                                                 16,101,632       0.5
Bermuda                                                   4,315,466       0.1
                                                    --------------------------
Total                                               $ 3,204,991,676     100.0%
                                                    ==========================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in registered investment companies that are not traded on an exchange are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.


                8 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of November 30, 2007, the Fund had outstanding foreign currency contracts as follows:

                                               CONTRACT
                                                 AMOUNT           VALUATION AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION       EXPIRATION DATES      (000S)         NOVEMBER 30, 2007   APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Canadian Dollar (CAD)               12/3/07       4,218   CAD   $      4,218,010    $          -   $     31,500
Hong Kong Dollar (HKD)              12/3/07      15,018   HKD          1,929,143             643              -
Indian Rupee (INR)                  12/3/07     228,803   INR          5,773,451           4,331              -
Japanese Yen (JPY)          12/3/07-12/4/07   2,102,674   JPY         18,931,728               -        226,313
                                                                                    ----------------------------
                                                                                           4,974        257,813
                                                                                    ----------------------------

CONTRACTS TO SELL
Australian Dollar (AUD)     12/3/07-12/4/07       5,180   AUD          4,573,863               -          8,707
Canadian Dollar (CAD)               12/3/07         996   CAD            995,693           7,436              -
                                                                                    ----------------------------
                                                                                           7,436          8,707
                                                                                    ----------------------------
Total unrealized appreciation and depreciation                                      $     12,410   $    266,520
                                                                                    ============================


                9 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

ILLIQUID SECURITIES

As of November 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities            $ 2,608,717,904
                                          ===============

Gross unrealized appreciation             $   891,990,620
Gross unrealized depreciation                (304,425,062)
                                          ---------------
Net unrealized appreciation               $   587,565,558
                                          ===============


                10 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small Company Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    01/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    01/14/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    01/14/2008